Note 3-Stockholders' Equity: Warrants: Schedule of Stockholders' Equity Note, Warrants or Rights (Tables)	9 Months Ended
Sep. 30, 2014
Tables/Schedules
Schedule of Stockholders' Equity Note, Warrants or Rights

	Warrants	Weighted Average Exercise Price

Outstanding – December 31, 2013	5,000,000	$0.05
Granted	1,130,470	0.05
Forfeited/Canceled	-	-
Exercised	-	-
Outstanding – September 30, 2014	6,130,470	0.05
Exercisable – September 30, 2014	6,130,470	$0.05